Share Capital - Outstanding and Exercisable Options-Range of Exercise Prices (Details)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in options) | shares	18,883,000	18,498,000	19,967,000
Weighted average exercise price of stock options outstanding (in cad per option)	$ 12.01	$ 17.75	$ 21.48
Weighted average remaining contractual life of options outstanding (in years)	2 years 6 months 3 days
Number of stock options exercisable (in options) | shares	9,651,000	10,596,000
Weighted average exercise price of options exercisable (in cad per option)	$ 16.11	$ 19.27
Number of options outstanding (in options) | shares	18,883,000	18,498,000	19,967,000
Weighted average exercise price of stock options outstanding (in cad per option)	$ 12.01	$ 17.75	$ 21.48
Weighted average remaining contractual life of options outstanding (in years)	2 years 6 months 3 days
Number of stock options exercisable, end of year (in options) | shares	9,651,000	10,596,000
Weighted average exercise price of options exercisable (in cad per option)	$ 16.11	$ 19.27
$2.77 - $8.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in options) | shares	5,650,000
Weighted average exercise price of stock options outstanding (in cad per option)	$ 2.85
Weighted average remaining contractual life of options outstanding (in years)	4 years 2 months 1 day
Number of stock options exercisable (in options) | shares	0
Weighted average exercise price of options exercisable (in cad per option)	$ 0
Number of options outstanding (in options) | shares	5,650,000
Weighted average exercise price of stock options outstanding (in cad per option)	$ 2.85
Weighted average remaining contractual life of options outstanding (in years)	4 years 2 months 1 day
Number of stock options exercisable, end of year (in options) | shares	0
Weighted average exercise price of options exercisable (in cad per option)	$ 0
$2.77 - $8.00 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of options (in CAD per option)	2.77
Exercise price of options (in CAD per option)	2.77
$2.77 - $8.00 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of options (in CAD per option)	8.00
Exercise price of options (in CAD per option)	$ 8.00
$15.93 - $21.87
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in options) | shares	6,085,000
Weighted average exercise price of stock options outstanding (in cad per option)	$ 14.88
Weighted average remaining contractual life of options outstanding (in years)	1 year 11 months 1 day
Number of stock options exercisable (in options) | shares	3,802,000
Weighted average exercise price of options exercisable (in cad per option)	$ 15.22
Number of options outstanding (in options) | shares	6,085,000
Weighted average exercise price of stock options outstanding (in cad per option)	$ 14.88
Weighted average remaining contractual life of options outstanding (in years)	1 year 11 months 1 day
Number of stock options exercisable, end of year (in options) | shares	3,802,000
Weighted average exercise price of options exercisable (in cad per option)	$ 15.22
$15.93 - $21.87 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of options (in CAD per option)	8.01
Exercise price of options (in CAD per option)	8.01
$15.93 - $21.87 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of options (in CAD per option)	15.92
Exercise price of options (in CAD per option)	$ 15.92
Exercise Price Range Three
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in options) | shares	7,148,000
Weighted average exercise price of stock options outstanding (in cad per option)	$ 16.80
Weighted average remaining contractual life of options outstanding (in years)	1 year 8 months 8 days
Number of stock options exercisable (in options) | shares	5,849,000
Weighted average exercise price of options exercisable (in cad per option)	$ 16.70
Number of options outstanding (in options) | shares	7,148,000
Weighted average exercise price of stock options outstanding (in cad per option)	$ 16.80
Weighted average remaining contractual life of options outstanding (in years)	1 year 8 months 8 days
Number of stock options exercisable, end of year (in options) | shares	5,849,000
Weighted average exercise price of options exercisable (in cad per option)	$ 16.70
Exercise Price Range Three | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of options (in CAD per option)	15.93
Exercise price of options (in CAD per option)	15.93
Exercise Price Range Three | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of options (in CAD per option)	21.87
Exercise price of options (in CAD per option)	$ 21.87